PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2013	2012
Cost:
Computers and peripheral equipment	$3,022	$2,810
Office furniture and equipment	492	378
Leasehold improvements	752	366

	4,266	3,554

Accumulated depreciation	3,387	3,131

Property and equipment, net	$879	$423